Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Fair Value of Share Options Estimated	The fair value of share options was estimated using the following significant assumptions:
Granted in 2022
Risk-free interest rate	1.35%
Volatility	39%
Dividend yield	2.5%
Expected life	6 years

Summary of Share Option Activity Under Option Plans

The following table summarized the Group’s share option under the option plans:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		USD	Years	USD

Share options outstanding at December 31, 2023	925,000	12.25	0.18	—
Vested and expected to vest at December 31, 2023	925,000	12.25	0.18	—
Exercisable as of December 31, 2023	914,250	12.22	0.18	—
Share options outstanding, vested and exercisable at December 31, 2024	80,000	12.25	0.37	—